Borrowings (Tables)	12 Months Ended
Jun. 30, 2024
Borrowings [Abstract]
Schedule of Borrowings from Related Parties
	Consolidated
	30 June 2024	30 June 2023
	$	$
Current liabilities
Loans from Directors (i)	5,086	5,086
Loan from associated entities (ii)	156,066	-
Shareholder Loans (iii)	1,923,000	-
	2,084,152	5,086

Non-current liabilities
Loan from Director (term – 5 years, interest free)	13,550	13,550
Loan from associated entities (ii)	-	155,304
Shareholder loans (iv)	-	1,463,650
Convertible notes payable (v)	1,745,897	839,115
	1,759,447	2,471,619
	3,843,599	2,476,705

(i) These are unsecured and interest free loans with no maturity terms provided by directors of the Company.

(ii) During the previous financial years ended 30 June 2021 and 30 June 2020, the Company received unsecured loans from Nutrition DNA and Domalina Unit Trust. These loans have a maturity term of 5 years, and 0.5% interest p.a. Nutrition DNA and Domalina Unit Trust are entities associated with Nathan Givoni and Simon H. Szewach directors of the Company.

(iii) On 20 January 2022 the Company entered into unsecured loan agreements with some of the Company’s existing shareholders (Lending shareholders). Under the loan agreement, the Company received loans amounting to $1,493,445, at an interest rate of 12% per annum. The loans had an original maturity term of 18-month and expected to be mature on 15 July 2023.

(iv) On 20 January 2022 the Company entered into unsecured loan agreements with some of the Company’s existing shareholders (Lending shareholders) for $1,493,445 received during January and February 2022, at an interest rate of 12% per annum for an 18 month term maturing on 15 July, 2023.

(v) On 5 May 2023 the directors received Board approval to issue up to $1,000,000 in $1 unsecured convertible notes redeemable on 31 December 2025, an interest rate of 12% and a conversion discount of 12%. On a Liquidity event, or at least 90 days prior to Maturity, each Noteholder may elect to either Convert their Notes or redeem for Australian cash repayment. If the Noteholder elects to Convert, the number of fully paid ordinary shares to be issued in satisfaction of the Convertible Notes will be determined by the market value being, determined as;

Schedule of Movement of Shareholder Loans	The table below shows the movement of Shareholder loans during the respective periods.
	Consolidated
	30 June 2024	30 June 2023
	$	$
Opening Shareholder Loan balance	1,463,650	1,292,450
Interest accrued prior to modification	-	193,735
Shareholder Loan balance at date of modification (January 3, 2023)	-	1,486,185
Balance derecognised upon modification	-	(1,486,185)
New Fair Value Shareholder Loan Balance post modification	-	1,263,504
Interest accrued post modification	459,350	200,146
	1,923,000	1,463,650

Schedule of Movement of Convertible Notes	The table below shows the movement of Convertible Notes during the respective periods.
	Consolidated
	30 June 2024	30 June 2023
	$	$
Opening convertible note balance	839,115	-
Convertible notes issued – received in cash	855,834	755,935
Convertible notes issued – accrued (owing)	(73,954)	73,954
Interest accrued	124,902	9,226
	1,745,897	839,115